Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000164381 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Institutional Class/BRLMX)
Average Annual Return, Percent		8.63%	4.37%	1.17%
C000164380 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class C/BRLCX)
Average Annual Return, Percent	[1]	6.74%	3.33%	0.16%
C000164379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class A/BRLAX)
Average Annual Return, Percent	[2],[3]	3.92%	3.19%	0.32%
Without Sales Load [Member] | C000164380 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class C/BRLCX) - excluding sales load
Average Annual Return, Percent		7.74%	3.33%	0.16%
Without Sales Load [Member] | C000164379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class A/BRLAX) - excluding sales load
Average Annual Return, Percent		8.52%	4.10%	0.92%
Bloomberg Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA High Yield U S Corporates Cash Pay Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA High Yield U.S. Corporates, Cash Pay Total Return Index
Average Annual Return, Percent		8.55%	4.48%	6.43%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[3]	Maximum sales charge (load) of 4.25% of offering price.